Note 1 - Basis of Preparation of Financial Statements	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

Note 1.    Basis of Preparation of Financial Statements

In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements and notes to the interim condensed consolidated financial statements contain all adjustments, consisting of normal recurring items, necessary to present fairly, in all material respects, the financial position of Hecla Mining Company and its consolidated subsidiaries (“we” or “our” or “us”).  These unaudited interim condensed consolidated financial statements should be read in conjunction with our audited consolidated financial statements and related footnotes as set forth in our annual report filed on Form 10-K for the year ended December 31, 2012, as it may be amended from time to time.

The results of operations for the periods presented may not be indicative of those which may be expected for a full year.  The unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission.  Certain information and footnote disclosures normally included in audited financial statements prepared in accordance with generally accepted accounting principles in the United States (“GAAP”) have been condensed or omitted pursuant to those rules and regulations, although we believe that the disclosures are adequate for the information not to be misleading.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, the reported amounts of revenues and expenses during the reporting period and the disclosures of contingent liabilities.  Accordingly, ultimate results could differ materially from those estimates.

On June 1, 2013, we completed the acquisition of Aurizon Mines Ltd. ("Aurizon"), as further discussed in Note 13. The condensed consolidated financial statements included herein reflect our results of operations for the second quarter and first six months of 2013, including those of Aurizon since the June 1, 2013 acquisition date. We have determined that the functional currency for our Canadian operations acquired from Aurizon is the U.S. dollar.